6. OIL AND GAS PROPERTY INTERESTS	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
OIL AND GAS PROPERTY INTERESTS
	2013 (Cumulative)
	Peace River	Drowned	Total
Property acquisition and lease payments	$2,656,418	$39,051	$2,695,469
Geological and geophysical	328,727	13,792	342,519
Project management	880,202		880,202
Drilling	3,493,340		3,493,340
Assaying and analysis	93,762		93,762
Asset retirement obligations	113,550		113,550
Camp and field supplies	41,433		41,433
Travel and accommodation	124,573		124,573
Total expenditures	$7,732,005	$52,843	$7,784,848

	2012 (Cumulative)
	Peace River	Drowned	Total
Property acquisition and lease payments	$2,742,821	$41,663	$2,784,484
Geological and geophysical	332,277	14,714	346,991
Project management	939,085	–	939,085
Drilling	3,727,034	–	3,727,034
Assaying and analysis	100,034	–	100,034
Asset retirement obligations	121,145	–	121,145
Camp and field supplies	44,205	–	44,205
Travel and accommodation	132,906	–	3,727,034
Total expenditures	$8,139,508	$56,377	$8,195,885

Peace River Property

The Company has entered into a series of leases in multiple transactions with the Province of Alberta in the Peace River area of Alberta, Canada (the “Peace River Property”).  All of the leases were acquired through a public auction process that requires the Company to submit sealed bids for land packages being auctioned by the provincial government. Upon being notified that it has submitted the highest bid for a specific land parcel the Company immediately pays the government the bid price and enters into a formal lease with the government. All of the leases are for a 15 year term, require minimum annual lease payments, and grant the Company the right to explore for potential oil sands opportunities on the respective lease. The specific transactions entered into by the Company are as noted below.

Date	Number of Leases	Land Area (Hectares)	Annual Lease Payments
June 15, 2006	3	4,864	CDN $17,024 / USD $16,066
October 19, 2006	4	3,584	CDN $12,544 / USD $11,794
November 2, 2006	4	5,632	CDN $19,712 / USD $18,533
January 11, 2007	4	4,608	CDN $16,128 / USD $15,164
January 24, 2007	2	2,304	CDN $8,064 / USD $7,582
	17	20,992	CDN $73,472 / USD $69,078

Drowned Property

On September 7, 2005 the Company acquired a 100% interest in an Alberta oil sands lease (the “Drowned Property”).  The rights to the Drowned Property were acquired for $20,635 plus fees and closing costs of $8,150 which were paid. The Property covers 512 hectares of land in the Drowned Area of the Wabasca oil sands in the West Athabasca area of Northern Alberta. The lease, which expires in October 2015, gives the Company the right to explore the Property covered by the lease.  The Company’s acquisition of the lease includes an overriding 4% royalty agreement with the vendor. The royalty is to be paid on a well-to-well basis and is payable on all petroleum.

substances produced by any well on the Property. The Property is subject to an annual lease payment payable to the government of Alberta in the amount of CDN $1,792 (USD $1,685) until expiry on October 4, 2015. The company can apply for continuation of the leases based on prior exploration and historical findings. The Government of Alberta will review each case on an individual basis, if approved the government will grant an extension, otherwise the lease will expire

All of the Company’s leases for the Peace River and Drowned Properties are also subject to royalties payable to the government of Alberta. The royalties payable to the government of Alberta is in addition to the royalties payable to the vendor above. The royalty is calculated using a revenue-less-cost formula.  In years prior to the recovery of the project’s capital investment, the royalty is 1% of gross revenue.  Once the project costs have been recovered, the royalty is the greater of 1% of gross revenue or 25% of net revenue.

The following table sets forth the Company’s future minimum lease payments for both the Peace River and Drowned oil and gas properties for the years ending December 31:

Year	Future Minimum Lease Payments
2014	$70,763
2015	70,763
2016	69,078
2017	69,078
2018	69,078
Thereafter	160,902
Total	$509,662